Total Stock-based Compensation Expense (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 89,163	$ 83,570	$ 163,233	$ 151,651	$ 295,106	$ 280,452
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	31,466	22,152	58,087	42,441	111,206	113,534
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 57,697	$ 61,418	$ 105,146	$ 109,210	$ 183,900	$ 166,918